EV MARATHON FLORIDA INSURED MUNICIPALS FUND
                 EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND

                           Supplement to Prospectuses
                               dated June 1, 1996


         Under  the  section   entitled   "Management   of  the  Funds  and  the
Portfolios", the following paragraph replaces the existing paragraph identifying the portfolio manager of the Florida Insured Portfolio:

         Thomas J. Fetter is the portfolio manager of the Florida Insured Portfolio. Mr. Fetter has been a Vice President of Eaton Vance since 1987 and of BMR since 1992.



November 1, 1996                                                        IFLSUPP